Unaudited Consolidated Condensed Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 50,233	$ 47,015
Restricted cash, current portion	18,426	0
Trade accounts receivable	653	90
Prepayments and other assets	1,767	1,454
Inventories	2,661	909
Derivative financial instrument, current portion	14,448	555
Due from related party, current	2,409	1,144
Total current assets	90,597	51,167
FIXED ASSETS, NET:
Vessels, net	838,836	853,190
Total fixed assets, net	838,836	853,190
OTHER NON-CURRENT ASSETS:
Restricted cash	31,574	50,000
Due from related party	1,350	1,350
Deferred charges	1,545	1,505
Derivative financial instrument, non-current portion	15,001	8,269
Total assets	978,903	965,481
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $2,012 and $2,053, respectively	62,449	45,947
Trade payables	11,492	5,653
Due to related party	176	247
Accrued liabilities	2,969	1,421
Unearned revenue	11,660	11,660
Total current liabilities	88,746	64,928
NON-CURRENT LIABILITIES:
Deferred revenue	2,891	3,050
Long-term debt, net of current portion and unamortized deferred financing fees of $1,975 and $2,981, respectively	476,564	516,019
Total non-current liabilities	479,455	519,069
Commitments and contingencies	0	0
PARTNERS’ EQUITY:
Common unitholders (unlimited authorized; 36,802,247 units issued and outstanding as at June 30, 2022 and December 31, 2021)	283,923	254,734
General Partner (35,526 units issued and outstanding as at June 30, 2022 and December 31, 2021)	65	36
Total partners’ equity	410,702	381,484
Total liabilities and partners’ equity	978,903	965,481
Series A Preferred Stock [Member]
PARTNERS’ EQUITY:
Series B Preferred unitholders: (2,530,000 authorized; 2,200,000 Series B Preferred Units issued and outstanding as at June 30, 2022 and December 31, 2021)	73,216	73,216
Series B Preferred Stock [Member]
PARTNERS’ EQUITY:
Series B Preferred unitholders: (2,530,000 authorized; 2,200,000 Series B Preferred Units issued and outstanding as at June 30, 2022 and December 31, 2021)	$ 53,498	$ 53,498